Commitments and Contingent Liabilities - Schedule of future minimum lease payments under non-cancelable operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jan. 31, 2023
Schedule of future minimum lease payments under non-cancelable operating leases
2025	$ 4,959
2026	5,125
2027	5,296
2028	5,474
2029	5,658
Thereafter	21,857
Total undiscounted lease payments	48,369	$ 37,900
Less: Imputed interest	(17,647)
Total operating lease liabilities	$ 30,722	$ 14,100